BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Information regarding the Company's operations by segment
The following table presents certain information regarding the Company’s continuing operations by segment:

	Revenues, net of interest expense(1)			Provision (benefits) for income taxes			Income (loss) from continuing operations(2)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015
Global Consumer Banking	$31,519	$32,251	$34,247	$2,655	$3,369	$3,405	$4,954	$6,214	$6,667	$412	$381
Institutional Clients Group	33,227	33,332	33,362	4,260	4,173	4,126	9,525	9,110	9,689	1,277	1,218
Corporate/Other	5,129	10,771	9,610	(471)	(102)	(334)	554	2,062	(8,852)	103	132
Total	$69,875	$76,354	$77,219	$6,444	$7,440	$7,197	$15,033	$17,386	$7,504	$1,792	$1,731

(1)
Includes total revenues, net of interest expense (excluding Corporate/Other), in North America of $32.2 billion, $32.2 billion and $33.0 billion; in EMEA of $9.9 billion, $9.8 billion and $9.5 billion; in Latin America of $8.9 billion, $9.7 billion and $10.7 billion; and in Asia of $13.7 billion, $13.9 billion and $14.4 billion in 2016, 2015 and 2014, respectively.

(2)
Includes pretax provisions for credit losses and for benefits and claims in the GCB results of $6.4 billion, $5.5 billion and $5.5 billion; in the ICG results of $486 million, $962 million and $47 million; and in Corporate/Other results of $0.1 billion, $1.5 billion and $1.9 billion in 2016, 2015 and 2014, respectively.